Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Summary of Minimum Rental Commitments under Non-cancelable Operating Leases and Capital Lease Obligations
As of December 31, 2017, minimum rental commitments under non-cancelable operating leases with lease terms in excess of one year are as follows:

(in millions)	Minimum rental commitments
2018	$60.1
2019	51.8
2020	42.0
2021	34.7
2022	31.9
Thereafter	47.3
Total	$267.8

Changes in Total Environmental Liabilities
Changes in total environmental liabilities are as follows:

(in millions)	2017	2016
Environmental liabilities at January 1	$95.8	$113.2
Revised obligation estimates	12.3	5.5
Environmental payments	(19.3)	(22.5)
Foreign exchange	0.4	(0.4)
Environmental liabilities at December 31	$89.2	$95.8

Schedule of Expected Payments for Environmental Remediation
Based on current estimates, the expected payments for environmental remediation for the next five years and thereafter at December 31, 2017 are as follows, with projects for which timing is uncertain included in the 2018 estimated amount of $11.0 million:

(in millions)
2018	$29.1
2019	13.4
2020	9.7
2021	8.3
2022	6.8
Thereafter	26.8
Total	$94.1